Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 935	$ 16	$ 1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88
Net cash provided by operating activities	783	1,027	740
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	2,828	2,798	3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42
Net cash used in investing activities	(4,859)	(3,331)	(2,505)
Cash flows from financing activities
Net change in short-term debt	(260)	382	(22)
Proceeds from issuance of long-term debt			2
Repayments of long-term debt	(2)		(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)
Net cash provided by financing activities	4,066	2,320	1,764
Net (decrease) increase in cash and cash equivalents	(10)	16	(1)
Cash and cash equivalents at beginning of year	77	61	62
Cash and cash equivalents at end of year	$ 67	$ 77	$ 61